Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K we are providing the following information to show how compensation actually paid (“CAP”) to the PEO and the Non-PEO NEOs (as described below) (averaged) relates to certain total shareholder return results, Garmin net income and Garmin operating income results for the years 2020-2024.

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:
Year					Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,240,905	$18,055,818	$2,416,106	$5,343,825	$239.08	$193.57	$1,411,436,000	$1,593,994,000
2023	$6,540,666	$10,679,153	$2,113,742	$3,241,006	$144.25	$148.74	$1,289,636,000	$1,092,160,000
2022	$4,585,595	$900,886	$1,888,561	$698,576	$100.81	$104.45	$973,585,000	$1,027,845,000
2021	$4,238,341	$5,967,081	$1,694,354	$2,271,591	$142.59	$165.87	$1,082,200,000	$1,218,620,000
2020	$3,684,276	$5,909,431	$1,596,351	$2,383,954	$125.14	$133.30	$992,324,000	$1,054,240,000

The PEO for each year was Clifton A. Pemble. For 2024, the Non-PEO NEOs were Douglas G. Boessen, Bradley C. Trenkle, Philip I. Straub and Patrick G. Desbois. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.

Operating income, for compensation purposes, is presented from the Company’s audited financial statements without adjustment.

To calculate CAP for our PEO, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2024	$7,240,905	$(5,800,074)	$16,614,987	$18,055,818
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2024	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,893,565	$2,875,568	$1,850,599	$1,663,383	$1,419,079
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$1,745,550	$634,049	$(513,916)	$173,666	$304,853
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$1,586,411	$498,869	$(516,070)	$208,362	$315,569
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$8,166,610	$4,990,626	$-	$2,352,257	$2,574,357
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$2,091,916	$211,356	$(793,151)	$263,567	$310,319
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$130,935	$78,042	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$16,614,987	$9,288,510	$(361,257)	$4,732,426	$4,825,008

To calculate CAP for our Non-PEO NEOs (averaged), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(ii)	(iii)
2024	$2,416,106	$(1,618,791)	$4,546,510	$5,343,825
2023	$2,113,742	$(1,199,958)	$2,327,222	$3,241,006
2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591
2020	$1,596,351	$(843,849)	$1,631,452	$2,383,954
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2024	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$841,941	$592,409	$548,618	$438,136	$407,422
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$474,777	$183,026	$(139,301)	$50,459	$93,083
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$438,317	$142,035	$(145,836)	$63,083	$99,505
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,182,342	$1,311,231	$-	$790,793	$939,757
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$570,982	$71,055	$(275,337)	$99,430	$128,340
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$38,151	$27,466	$(143,193)	$27,932	$(36,655)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$4,546,510	$2,327,222	$(155,049)	$1,469,833	$1,631,452

Company Selected Measure Name		Operating income
Named Executive Officers, Footnote [Text Block]

The PEO for each year was Clifton A. Pemble. For 2024, the Non-PEO NEOs were Douglas G. Boessen, Bradley C. Trenkle, Philip I. Straub and Patrick G. Desbois. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

Peer Group Issuers, Footnote		The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount		$ 7,240,905	$ 6,540,666	$ 4,585,595	$ 4,238,341	$ 3,684,276
PEO Actually Paid Compensation Amount		$ 18,055,818	10,679,153	900,886	5,967,081	5,909,431
Adjustment To PEO Compensation, Footnote

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2024	$7,240,905	$(5,800,074)	$16,614,987	$18,055,818
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2024	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,893,565	$2,875,568	$1,850,599	$1,663,383	$1,419,079
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$1,745,550	$634,049	$(513,916)	$173,666	$304,853
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$1,586,411	$498,869	$(516,070)	$208,362	$315,569
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$8,166,610	$4,990,626	$-	$2,352,257	$2,574,357
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$2,091,916	$211,356	$(793,151)	$263,567	$310,319
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$130,935	$78,042	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$16,614,987	$9,288,510	$(361,257)	$4,732,426	$4,825,008

Non-PEO NEO Average Total Compensation Amount		$ 2,416,106	2,113,742	1,888,561	1,694,354	1,596,351
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,343,825	3,241,006	698,576	2,271,591	2,383,954
Adjustment to Non-PEO NEO Compensation Footnote

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(ii)	(iii)
2024	$2,416,106	$(1,618,791)	$4,546,510	$5,343,825
2023	$2,113,742	$(1,199,958)	$2,327,222	$3,241,006
2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591
2020	$1,596,351	$(843,849)	$1,631,452	$2,383,954
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2024	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$841,941	$592,409	$548,618	$438,136	$407,422
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$474,777	$183,026	$(139,301)	$50,459	$93,083
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$438,317	$142,035	$(145,836)	$63,083	$99,505
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,182,342	$1,311,231	$-	$790,793	$939,757
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$570,982	$71,055	$(275,337)	$99,430	$128,340
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$38,151	$27,466	$(143,193)	$27,932	$(36,655)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$4,546,510	$2,327,222	$(155,049)	$1,469,833	$1,631,452

Compensation Actually Paid vs. Total Shareholder Return		CAP VS TSR
Compensation Actually Paid vs. Net Income		CAP VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure		CAP VS OPERATING INCOME
Total Shareholder Return Vs Peer Group		CAP VS TSR
Tabular List, Table

As required under Item 402(v) of Regulations S-K, in the table below we list the financial performance measures used by the Compensation Committee to link compensation actually paid to the NEOs for 2024 to Garmin’s performance.

Operating Income
Revenue

Total Shareholder Return Amount		$ 239.08	144.25	100.81	142.59	125.14
Peer Group Total Shareholder Return Amount		193.57	148.74	104.45	165.87	133.30
Net Income (Loss) Attributable to Parent		$ 1,411,436,000	$ 1,289,636,000	$ 973,585,000	$ 1,082,200,000	$ 992,324,000
Company Selected Measure Amount		1,593,994,000	1,092,160,000	1,027,845,000	1,218,620,000	1,054,240,000
PEO Name		Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (5,800,074)	$ (5,150,023)	$ (3,323,452)	$ (3,003,686)	$ (2,599,853)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	16,614,987	9,288,510	(361,257)	4,732,426	4,825,008
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,893,565	2,875,568	1,850,599	1,663,383	1,419,079
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,745,550	634,049	(513,916)	173,666	304,853
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,586,411	498,869	(516,070)	208,362	315,569
PEO [Member] | PC-RSUs Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,166,610	4,990,626	(0)	2,352,257	2,574,357
PEO [Member] | PC-RSUs Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,091,916	211,356	(793,151)	263,567	310,319
PEO [Member] | PC-RSUs Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		130,935	78,042	(388,719)	71,191	(99,169)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(1,618,791)	(1,199,958)	(1,034,936)	(892,596)	(843,849)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	4,546,510	2,327,222	(155,049)	1,469,833	1,631,452
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		841,941	592,409	548,618	438,136	407,422
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		474,777	183,026	(139,301)	50,459	93,083
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		438,317	142,035	(145,836)	63,083	99,505
Non-PEO NEO [Member] | PC-RSUs Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,182,342	1,311,231	(0)	790,793	939,757
Non-PEO NEO [Member] | PC-RSUs Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		570,982	71,055	(275,337)	99,430	128,340
Non-PEO NEO [Member] | PC-RSUs Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 38,151	$ 27,466	$ (143,193)	$ 27,932	$ (36,655)

[1]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[2]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:
[3]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[4]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below: